INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	[1]	$ 77,586	$ 72,658
Employees benefits and compensation	[1]	5,366	6,813
Accruals and reserves	[1]	7,863	3,312
Research and development	[1]	20,633	18,179
Others	[1]	3,737	3,453
Gross deferred tax assets - long-term	[1]	115,185	104,415
Valuation allowance, see F below	[1]	(11,644)	(10,745)
Deferred tax assets	[1]	103,541	93,670
Deferred tax liabilities- long-term:
Depreciation and amortization	[1]	(72,678)	(76,136)
Others	[1]	(1,114)	(1,018)
Deferred tax liabilities	[1]	(73,792)	(77,154)
Presented in long term deferred tax assets		53,526	57,802
Presented in long term deferred tax liabilities		$ (23,777)	$ (41,286)

[1]	Deferred tax assets and liabilities relating to Tower for the years 2021 and 2020 are computed based on the Israeli Preferred Enterprise tax rate of 7.5%.